REVERSE ACQUISITION TRANSACTION (Additional Information) (Details) (USD $)	0 Months Ended	1 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended					12 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended
	Apr. 11, 2013	Feb. 29, 2012	Mar. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Feb. 10, 2011	Dec. 31, 2012 Abdh Common Stock [Member]	Dec. 31, 2012 Secured Debt [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member] Secured Debt [Member]	Dec. 31, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 Subsequent To Merger [Member]	Dec. 31, 2011 Subsequent To Merger [Member] Investor [Member]	May 31, 2011 Subsequent To Merger [Member] Common Stock [Member]	Dec. 31, 2011 Subsequent To Merger [Member] Common Stock [Member]	Dec. 31, 2011 Prior To Merger [Member]	Dec. 31, 2010 Prior To Merger [Member]	Dec. 31, 2011 Prior To Merger [Member] Abtech Industries, Inc [Member]	Feb. 10, 2011 Prior To Merger [Member] Abdh Common Stock [Member]	Dec. 31, 2011 Prior To Merger [Member] Common Stock [Member]	Dec. 31, 2011 Prior To Merger [Member] Series A Convertible Preferred Stock [Member]
Noncash or Part Noncash Acquisition, Interest Acquired																		78.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares																							32,009,801
Equity Method Investment, Ownership Percentage				100.00%															100.00%
Common stock, issued shares				64,638,372	64,807,343	47,160,435	10,000,000									500,000			10,000,000			10,000,000
Common stock, outstanding shares				64,638,372	64,807,343	47,160,435										675,000			10,000,000			10,000,000
Business Acquisition, Cost of Acquired Entity, Purchase Price											$ 3,000,000									$ 1,645,000
Issuance Of Debt For Financing Commitment															1,355,000
Debt Instrument Pledged As Collateral						1,145,000
Proceeds from Issuance of Secured Debt																675,000
Due from Affiliates															1,355,000
Stock Held As Additional Collateral For Debt Instrument													175,000				509,300	175,000
Conversion of convertible AbTech preferred stock														1,439,614										1,439,614
Class of Warrant or Right, Outstanding						471,444													480,266					471,444
Conversion of Stock, Shares Converted		206,667																	2,557,153					471,444
Debt Conversion, Converted Instrument, Amount				7,346,590						10,727													1,349,291	3,980,666
Common stock issued up on conversion of convertible promissory note, shares	2,649,640		1,320,454	962,956				10,285,298		10,727,005	4,984,324	4,984,324											1,919,320
Conversion Of Options Into Common Stock, Shares																			992,000		5,281,855
Debt Default, Short-term Debt, Amount																	$ 680,000
Debt Instrument, Interest Rate, Stated Percentage									6.00%